Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	714,437,523.83	32,581
Yield Supplement Overcollateralization Amount 08/31/25	49,857,834.50	0
Receivables Balance 08/31/25	764,295,358.33	32,581
Principal Payments	31,430,650.59	1,286
Defaulted Receivables	1,350,884.06	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	47,040,289.94	0
Pool Balance at 09/30/25	684,473,533.74	31,249

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.73%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	10,957,563.10	373
Past Due 61-90 days	3,894,801.46	128
Past Due 91-120 days	672,782.54	22
Past Due 121+ days	0.00	0
Total	15,525,147.10	523

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	1,081,742.88
Aggregate Net Losses/(Gains) - September 2025	269,141.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	1.11%
Second Prior Net Losses/(Gains) Ratio	0.84%
Third Prior Net Losses/(Gains) Ratio	1.18%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	6,160,261.80
Actual Overcollateralization	6,160,261.80
Weighted Average Contract Rate	6.75%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	50.47

Flow of Funds	$ Amount
Collections	36,885,523.91
Investment Earnings on Cash Accounts	14,524.76
Servicing Fee	(636,912.80)
Transfer to Collection Account	-
Available Funds	36,263,135.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,473,811.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,374,052.38
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,160,261.80
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,880,268.01

Total Distributions of Available Funds	36,263,135.87

Servicing Fee	636,912.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	708,007,586.12
Principal Paid	29,694,314.18
Note Balance @ 10/15/25	678,313,271.94

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	81,097,676.44
Principal Paid	12,744,340.85
Note Balance @ 10/15/25	68,353,335.59
Note Factor @ 10/15/25	34.1766678%

Class A-2b
Note Balance @ 09/15/25	107,859,909.68
Principal Paid	16,949,973.33
Note Balance @ 10/15/25	90,909,936.35
Note Factor @ 10/15/25	34.1766678%

Class A-3
Note Balance @ 09/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	403,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-4
Note Balance @ 09/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	61,570,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	36,320,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,160,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,688,553.68
Total Principal Paid	29,694,314.18
Total Paid	32,382,867.86

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	323,039.08
Principal Paid	12,744,340.85
Total Paid to A-2a Holders	13,067,379.93

Class A-2b
SOFR Rate	4.37208%
Coupon	4.84208%
Interest Paid	435,221.93
Principal Paid	16,949,973.33
Total Paid to A-2b Holders	17,385,195.26

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2209357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5296057
Total Distribution Amount	26.7505414

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.6151954
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.7217043
Total A-2a Distribution Amount	65.3368997

A-2b Interest Distribution Amount	1.6361727
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.7217042
Total A-2b Distribution Amount	65.3578769

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	180.98
Noteholders' Third Priority Principal Distributable Amount	611.56
Noteholders' Principal Distributable Amount	207.46

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,026,385.22
Investment Earnings	10,234.26
Investment Earnings Paid	(10,234.26)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22